UBS PW WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002

                           UBS PW WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002



                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital ......................  1
Statement of Operations ....................................................  2
Statements of Changes in Members' Capital ..................................  3
Notes to Financial Statements ..............................................  4
Schedule of Portfolio Investments ..........................................  11

                                                                     UBS PW WILLOW FUND, L.L.C.
                                          STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------

                                                                                  JUNE 30, 2002

-----------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $249,384,110)                        $    255,423,664
Cash and cash equivalents                                                            37,052,850
Due from broker                                                                      26,442,390
Unrealized gain on credit swaps                                                       3,350,588
Premium on credit swap                                                                  114,591
Interest Receivable                                                                   3,388,653
------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                        325,772,736
------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $15,553,285)         16,183,890
Unrealized loss on credit swaps                                                         976,336
Payables:
  Investments purchased, not settled                                                 24,747,479
  Interest due on securities sold, not yet purchased                                    326,066
  Management fee                                                                        296,468
  Interest on credit swaps                                                              132,898
  Administration fee                                                                     70,946
  Professional fees                                                                      60,000
  Miscellaneous                                                                          14,511
------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                    42,808,594
------------------------------------------------------------------------------------------------

NET ASSETS                                                                     $    282,964,142
------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                      $    275,180,941
Accumulated net unrealized appreciation on investments and credit swaps               7,783,201
------------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                                         $    282,964,142
------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  1

                                                              UBS PW WILLOW FUND, L.L.C.
                                                                 STATEMENT OF OPERATIONS
                                                                             (UNAUDITED)
----------------------------------------------------------------------------------------

                                                                           JUNE 30, 2002

----------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                   $   6,245,474
-----------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                        6,245,474
-----------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                 1,574,745
Administration fee                                                               160,419
Professional fees                                                                139,331
Miscellaneous                                                                     39,963
-----------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                       1,914,458
-----------------------------------------------------------------------------------------

Credit swap expense                                                              811,186
Interest expense                                                                 526,875
Dividend expense                                                                  36,251
-----------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                 3,288,770
-----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                          2,956,704
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
              FROM INVESTMENTS

Net realized gain/(loss) from investments                                     (8,612,348)
Change in net unrealized appreciation/(depreciation) from investments
              and credit swaps                                                 2,320,964
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                             (6,291,384)
-----------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                       $  (3,334,680)
-----------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  2

                                                                                 UBS PW WILLOW FUND, L.L.C.
                                                                   STATEMENT OF CHANGES IN MEMBERS' CAPITAL

-----------------------------------------------------------------------------------------------------------

                                                                       SIX MONTHS ENDED
                                                                         JUNE 30, 2002       YEAR ENDED
                                                                          (UNAUDITED)     DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment income                                                 $      2,956,704    $     11,273,263
Net realized gain/(loss) from investments                                   (8,612,348)          1,371,038
Change in net unrealized appreciation/(depreciation) from
              investments and credit swaps                                   2,320,964           7,587,166
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                                       (3,334,680)         20,231,467
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                          75,027,275         121,295,674

Members' withdrawals                                                                 -         (12,659,376)

Offering costs                                                                 (34,711)            (51,007)

Manager withdrawals                                                         (1,773,917)         (1,920,564)
-----------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
              FROM CAPITAL TRANSACTIONS                                     73,218,647         106,664,727
-----------------------------------------------------------------------------------------------------------




MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                    213,080,175          86,183,981
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                     $    282,964,142    $    213,080,175
-----------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  3

                                                      UBS PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------


1.  ORGANIZATION

    UBS PW Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment  objective  is to maximize  total  return.  The Fund  pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps. Operations of the Fund commenced on May 8, 2000.

    The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to, and day-to-day management of, the Fund.

    The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Bond Street Capital, L.L.C. ("Bond Street"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2002 and December 31, 2001 and 2000 was $1,893,748, $2,787,180 and $1,559,461, respectively.

    Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

    The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                      UBS PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES

    A.  PORTFOLIO VALUATION

    Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

    Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities and credit swaps for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such instruments. If market quotations are not readily available, securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at June 30, 2002 were fair valued.

    Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

    All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

    On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                      UBS PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

    Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. For securities in default the Fund will write off any related interest receivable upon default and discontinue accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, will be added to the cost of the related security upon default. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. If the Fund invests in foreign currency denominated securities, the Fund will isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations will be included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions will represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

    C.  FUND COSTS

    The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

    D.  INCOME TAXES

    No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                                      UBS PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    E.  CASH AND CASH EQUIVALENTS

    Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

    F.  USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.  MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

    PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee will be paid to PWFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to Bond Street.

    UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

    The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2002, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

    The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently

                                                      UBS PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

    credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2002 and the year ended December 31, 2001 was $891,943 and $2,903,403, respectively, and was recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of June 30, 2002 or December 31, 2001, an Incentive Allocation period had not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

    Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to the Directors by the Fund for the six months ended June 30, 2002 were $10,250.

    PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

    PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

4.  SECURITIES TRANSACTIONS

    Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2002 amounted to $242,751,418 and $155,694,555, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $21,468,138 and $89,499, respectively.

    At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized appreciation on investments was $7,783,201, consisting of $50,365,986 gross unrealized appreciation and $42,582,785 gross unrealized depreciation.

5.  SHORT-TERM BORROWINGS

    The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the Broker's reasonable judgement under the margin rules of the applicable market and the internal

                                                      UBS PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


5.  SHORT-TERM BORROWINGS (CONTINUED)

    policies of the Broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the custodian. The Fund had no borrowings for the six months ended June 30, 2002.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

    In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, credit swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

    Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

    Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

    For the six months ended June 30, 2002 the Fund entered into credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security. The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

    Risks may arise as a result of the failure of the counterparty (Protection Seller) to the swap agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and Premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the interest rates or in the value of the underlying reference securities.

                                                      UBS PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

    For a credit swap, the Fund paid a Premium at inception of the swap equivalent to the net present value of the projected swap payments in lieu of making such payments over the terms of such swap. The Premium is reflected as Premium on Credit Swap on the Statement of Assets, Liabilities and Members' Capital. The Premium is amortized on a straight line basis over the term of the swap. The amortized amounts along with the accrued expense related to periodic payments are reflected as credit swap expense in the Statement of Operations. For those swaps on which the Fund makes periodic payments, the Fund has segregated cash of $6,703,303 to cover the net present value of the expected future payments over the terms of the swap agreements.

    Fluctuations  in the value of credit swaps are recorded in  unrealized  gain
    (loss) on credit swaps.

    During the six months ended June 30, 2002, the Fund did not trade any forward or futures contracts or engage in option transactions.

7.  FINANCIAL HIGHLIGHTS

    The following represents the ratios to average net assets and other supplemental information for the period indicated:



                                                                                                          PERIOD FROM MAY 8, 2000
                                                            SIX MONTHS ENDED                                 (COMMENCEMENT OF
                                                              JUNE 30, 2002            YEAR ENDED           OPERATIONS) THROUGH
                                                               (UNAUDITED)          DECEMBER 31, 2001       DECEMBER 31, 2000
                                                               -----------          -----------------       -----------------
   Ratio of net investment income to average net assets          2.39%*                   7.32%                      6.97%*
   Ratio of total expenses to average net assets                 2.66%*                   3.17%                      3.50%*
   Portfolio turnover rate                                      67.43%                  104.34%                    107.56%
   Total return                                                (1.25)%**                 11.92%**                    2.49%**
   Net asset value at end of period                           $282,964,142             $213,080,175               $86,183,981

        *    Annualized.
        ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                                      UBS PW WILLOW FUND, L.L.C.
                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                     (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2002

    PAR                                                                             MARKET VALUE
------------------------------------------------------------------------------------------------
                 CORPORATE BONDS (47.34%)
                 ------------------------
                 CABLE TELEVISION (2.18%)
$ 24,500,000     Ekabel Hessen GMBH Sr. Notes, 14.50%, 09/01/10 (Callable
                 09/01/05 @ $107.37) *                                             $   6,165,915
                                                                                   -------------
                 CELLULAR TELECOMMUNICATIONS (0.42%)
  20,683,000     McCaw International, Ltd. Sr. Disc. Notes, 13.00%, 04/15/07
                 (Callable 08/19/02 @ $106.50) *, (a)                                    517,075
  26,937,000     Nextel International, Inc. Sr. Disc. Notes, 0.00%, 04/15/08
                 (Callable 04/15/03 @ $106.06) *, (a)                                    673,425
                                                                                   -------------
                                                                                       1,190,500
                                                                                   -------------
                 CIRCUIT BOARDS (0.11%)
   2,000,000     Viasystems, Inc. Sr. Sub. Notes, 9.75%, 06/01/07 (Callable
                 08/19/02 @ $104.87) *, (a)                                              320,000
                                                                                   -------------
                 COMPUTER SERVICES (4.22%)
  27,552,000     Metamor Worldwide, Inc., 2.94%, 8/15/04  (Convertible/Callable
                 08/19/02 @ $94.76), (a)                                              11,939,108
                                                                                   -------------
                 COSMETICS & TOILETRIES (2.62%)
  33,500,000     American Tissue, Inc. Co.,  12.50%, 07/15/06 (Callable 07/15/04
                 @ $106.63) *, (a)                                                     7,425,945
                                                                                   -------------
                 DIVERSIFIED OPERATIONS (5.40%)
  46,521,000     Knology Holdings, Inc. Sr. Disc. Notes, 11.875%, 10/15/07
                 (Callable 10/15/02 @ $105.94) *, **                                  15,274,240
                                                                                   -------------
                 ELECTRONICS MILITARY (1.07%)
  10,000,000     Condor Systems, Inc.,  11.875%, 05/01/09 (Callable 05/01/04 @
                 $105.94) *, (a)                                                       3,033,300
                                                                                   -------------
                 FINANCE - MORTGAGE LOAN/BANKER (0.00%)
   6,000,000     United Companies Financial Corp. Sr. Notes, 9.35%, 11/01/49 (a)               0
                                                                                   -------------

     The preceding notes are an integral part of these financial statements.

                                                                      UBS PW WILLOW FUND, L.L.C.
                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                     (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2002

    PAR                                                                             MARKET VALUE
------------------------------------------------------------------------------------------------
                 CORPORATE BONDS (CONTINUED)
                 ---------------------------
                 FOOD-MISCELLANEOUS/DIVERSIFIED (0.73%)
$ 23,000,000     SFC New Holdings, Inc. Sr. Sub Notes, 13.25%, 08/15/03
                 (Callable 08/19/02 @ $100) (a)                                    $   2,070,000
                                                                                   -------------
                 INTERNET CONNECTIVE SERVICES (1.58%)
  19,925,000     Northpoint Communications Group, Inc. Sr. Notes,  12.875%,
                 02/15/10 (Callable 02/15/05 @ $106.44) *, (a)                         4,483,125
                                                                                   -------------
                 MULTILEVEL DIRECT SELLING (4.81%)
  14,080,000     Home Interiors & Gifts, Inc., 10.125%, 06/01/08 (Callable
                 06/01/03 @ $105.06) *                                                13,622,400
                                                                                   -------------
                 OIL-GAS DRILLING (0.00%)
   2,000,000     Costilla Energy, Inc. Sr. Notes, 10.25%, 10/01/06 (Callable
                 08/19/02 @ $105.12) (a)                                                       0
                                                                                   -------------
                 PHOTO EQUIPMENT & SUPPLIES (0.23%)
   1,788,000     Polaroid Corp., 6.75%, 01/15/49 (a)                                      62,580
   9,220,000     Polariod Corp., 7.25%, 01/15/07 (a)                                     322,700
   7,632,000     Polaroid Corp. Sr. Notes, 11.50%, 02/15/06 (a)                          267,120
                                                                                   -------------
                                                                                         652,400
                                                                                   -------------
                 PROTECTION - SAFETY (2.15%)
   8,000,000     Protection One Alarm,  8.125%, 01/15/09 *                             6,093,360
                                                                                   -------------
                 RETAIL - DISCOUNT (0.21%)
  16,500,000     Ames Department Stores Sr. Notes, 10.00%, 04/15/06 (Callable
                 04/15/03 @ $105.00) *, (a)                                              495,000
   3,000,000     Hills Stores Co. Sr. Notes, 12.50%, 07/01/03 *, (a)                      90,000
                                                                                   -------------
                                                                                         585,000
                                                                                   -------------
                 RETAIL - RESTAURANTS (3.26%)
  11,785,000     Advantica Restaurant Group, Inc. Sr. Notes, 11.25%, 01/15/08
                 (Callable 01/15/03 @ $105.63)                                         9,211,981
                                                                                   -------------


     The preceding notes are an integral part of these financial statements.

                                                                      UBS PW WILLOW FUND, L.L.C.
                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                     (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2002

    PAR                                                                             MARKET VALUE
------------------------------------------------------------------------------------------------
                 CORPORATE BONDS (CONTINUED)
                 ---------------------------
                 SATELLITE TELECOMMUNICATIONS (0.79%)
$  8,000,000     Globalstar LP/Capital Corp. Sr. Notes, 10.75%, 11/01/04
                 (Callable 11/01/02 @ $105.37) *, (a)                              $     520,000
   9,500,000     Globalstar LP/Capital Corp. Sr. Notes, 11.375%, 02/15/04
                 (Callable 08/19/02 @ $105.69) *, (a)                                    617,500
   6,571,000     ICG Services, Inc. Sr. Disc. Notes, 10.00%, 02/15/08 (Callable
                 02/15/03 @ $105.00) *, **, (a)                                          131,420
   3,333,000     ICG Services, Inc. Sr. Disc. Notes, 9.875%, 05/01/08 (Callable
                 05/01/03 @ $104.94) *, **, (a)                                           66,660
   4,850,000     Iridium, L.L.C., 10.875%, 07/15/05 (Callable 07/15/02 @
                 $105.44), (a)                                                           291,000
   5,300,000     Iridium, L.L.C., 11.25%, 07/15/05 (Callable 07/15/02 @
                 $105.63) *, (a)                                                         318,000
   4,500,000     Iridium, L.L.C., 13.00%, 07/15/05 (Callable 07/15/02 @
                 $106.75) *, (a)                                                         270,000
     100,000     Iridium, L.L.C., 14.00%, 07/15/05 (Callable 07/15/02 @
                 $107.50) *, (a)                                                           6,000
                                                                                   -------------
                                                                                       2,220,580
                                                                                   -------------
                 TELECOMMUNICATIONS SERVICES (3.15%)
   4,794,000     Arch Wireless, Inc., 10.00%, 05/15/07                                 3,819,236
   2,397,000     Arch Wireless, Inc. Sub Notes, 12.00%, 05/15/09                         703,112
  11,500,000     Pac-West Telecommunications, Inc. Sr. Notes, 13.50%, 02/01/09
                 (Callable 02/01/04 @ $106.75) *                                       4,389,205
                                                                                   -------------
                                                                                       8,911,553
                                                                                   -------------
                 TELEPHONE - INTEGRATED (3.38%)
   8,071,243     Call-Net Enterprises, Inc., 10.625%, 12/31/08 (Callable
                 01/01/06 @ $105.31)                                                   2,394,496
   2,500,000     Worldcom, Inc., 6.50%, 05/15/04 (a)                                     408,325
  11,200,000     Worldcom, Inc., 7.375%, 01/15/03 *, (a)                               2,202,704
  20,000,000     Worldcom, Inc., 8.25%, 05/15/10 (a)                                   3,033,400
  10,000,000     Worldcom, Inc., 8.25%, 05/15/31 (a)                                   1,516,700
                                                                                   -------------
                                                                                       9,555,625
                                                                                   -------------

     The preceding notes are an integral part of these financial statements.

                                                                      UBS PW WILLOW FUND, L.L.C.
                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                     (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2002

    PAR                                                                             MARKET VALUE
------------------------------------------------------------------------------------------------
                 CORPORATE BONDS (CONTINUED)
                 ---------------------------
                 TEXTILE - APPAREL (2.04%)
$ 29,345,000     Burlington Industries, 7.25%, 08/01/27 (a)                        $   5,771,281
                                                                                   -------------
                 TEXTILE - PRODUCTS (6.31%)
  12,409,000     Galey & Lord, Inc.,  9.125%, 03/01/08 (Callable 03/01/03 @
                 $104.56) *, (a)                                                       2,192,298
  24,972,778     Guilford Mills, Inc. Sr. Notes, 11.00%, Due 12/18/08 (a)             15,649,691
                                                                                   -------------
                                                                                      17,841,989
                                                                                   -------------
                 WEB HOSTING/DESIGN (2.68%)
  11,550,000     Psinet, Inc. Sr. Notes, 10.00%, 02/15/05 (Callable 08/19/02 @
                 $105.00) *, (a)                                                       1,135,711
  19,000,000     Psinet, Inc. Sr. Notes, 10.50%, 12/01/06 *, (a)                       1,868,270
  43,250,000     Psinet, Inc. Sr. Notes, 11.00%, 08/01/09 (Callable 08/01/04 @
                 $105.50) *, (a)                                                       4,252,772
   3,250,000     Psinet, Inc. Sr. Notes, 11.50%, 11/01/08 (Callable 11/01/03 @
                 $105.75) *, (a)                                                         319,572
                                                                                   -------------
                                                                                       7,576,325
                                                                                   -------------
                 TOTAL CORPORATE BONDS (COST $140,317,319)                           133,944,627
                                                                                   -------------

                 BANK LOANS (20.41%)
                 -------------------
   7,500,000     360 Networks, Inc., 6.46%, 03/15/08 **, (a)                           1,449,975
   3,075,731     Federal Mogul Corp., Revolver, 4.21%, 02/24/04 **, (a)                2,019,740
     923,077     Federal Mogul Corp., Term A Loan, 4.21%, 02/24/04 **, (a)               606,157
  12,721,121     Galey & Lord, Inc., Revolver, 4.46%, 03/27/04 **, (a)                 9,943,718
   1,698,447     Galey & Lord, Inc. Term B, 4.96%, 04/02/05 **, (a)                    1,327,625
   1,186,547     Galey & Lord, Inc. Term C, 5.21%, 04/01/06 **, (a)                      927,489
   7,331,250     Interstate Fibernet Loan B-1, 4.83%, 10/05/07 **                      5,681,719
   4,398,750     Interstate Fibernet Loan B-2, 4.83%, 10/05/07 **                      3,409,031
   2,080,000     LLS Corp. Revolver, 4.46%, 07/31/05 **, (a)                           1,241,074
   6,500,000     LLS Corp. Term A, 4.46%, 07/31/05 **, (a)                             3,878,355
  19,500,000     LLS Corp. Term B, 4.96%, 07/31/06 **, (a)                            11,635,065
   9,995,206     Nationsrent, Inc., 6.46%, 07/20/06 **, (a)                            3,898,130
   4,862,625     Pillowtex Corp., 10.00%, 05/24/07 **, (a)                             4,497,929


     The preceding notes are an integral part of these financial statements.

                                                                      UBS PW WILLOW FUND, L.L.C.
                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                     (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2002

    PAR                                                                             MARKET VALUE
------------------------------------------------------------------------------------------------
                 BANK LOANS (CONTINUED)
                 ----------------------
$  8,900,000     UPC Financing C2 Facility, 5.98%, 03/31/09 **                     $   7,238,637
                                                                                   -------------
                 TOTAL BANK LOANS (COST $57,657,985)                                  57,754,644
                                                                                   -------------
                 PRIVATE CLAIMS (3.02%)
                 ----------------------
  13,921,260     K-Mart                                                                3,642,776
   8,500,000     Northpoint Communications, Inc.                                       1,799,195
  20,000,000     Washington Group International                                        3,100,000
                                                                                   -------------
                  TOTAL PRIVATE CLAIMS (COST $8,975,580)                               8,541,971
                                                                                   -------------


  SHARES
------------
                 COMMON STOCK (18.02%)
                 ---------------------
                 BUILDING - HEAVY CONSTRUCTION (4.00%)
     514,767     Washington Group International, Inc. (b)                             11,324,874
                                                                                   -------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS (7.84%)
   4,435,000     ZILOG, Inc. (b)                                                      22,175,000
                                                                                   -------------
                 FINANCE - COMMERCIAL (0.02%)
     436,300     The FINOVA Group, Inc. (b)                                               45,812
                                                                                   -------------
                 FUNERAL SERVICES & RELATED ITEMS (1.03%)
     382,972     Alderwoods Group, Inc. (b)                                            2,902,928
                                                                                   -------------
                 MEDICAL-NURSING HOMES (2.90%)
     345,995     Mariner Health Care, Inc. (b)                                         4,584,434
     225,322     Sun Healthcare Group, Inc. (b)                                        3,633,317
                                                                                   -------------
                                                                                       8,217,751
                                                                                   -------------
                 TELECOMMUNICATIONS SERVICES (0.20%)
     349,031     Arch Wireless, Inc. (b)                                                 349,031
     556,101     Call-Net Enterprises, Inc., Class B (b)                                 222,440
                                                                                   -------------
                                                                                         571,471
                                                                                   -------------

     The preceding notes are an integral part of these financial statements.

                                                                      UBS PW WILLOW FUND, L.L.C.
                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                     (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2002

  SHARES                                                                            MARKET VALUE
------------------------------------------------------------------------------------------------
                 COMMON STOCK (CONTINUED)
                 ------------------------
                 TEXTILES-HOME FURNISHINGS (2.03%)
     735,992     Pillowtex Corp. (b)                                               $   5,740,738
                                                                                   -------------
                 TOTAL COMMON STOCK (COST $41,229,567)                                50,978,574
                                                                                   -------------
                 PREFERRED STOCK (0.85%)
                 -----------------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.85%)
       4,435     Zilog Mod III, Inc. Series A&B (b)                                    2,402,293
                                                                                   -------------
                 TOTAL PREFERRED STOCK (COST $710,868)                                 2,402,293
                                                                                   -------------
                 WARRANTS (0.64%)
                 ----------------
                 BUILDING - HEAVY CONSTRUCTION (0.04%)
      17,147     Washington Group Intl., Inc. Series A, $28.5, 01/25/06 (b)               51,150
      19,596     Washington Group Intl., Inc. Series B, $31.74, 01/25/06 (b)              39,192
      10,593     Washington Group Intl., Inc. Series C, $33.51, 01/25/06 (b)              16,239
                                                                                   -------------
                                                                                         106,581
                                                                                   -------------
                 THEATERS (0.60%)
     236,497     United Artists Theatre Co. (b)                                        1,694,974
                                                                                   -------------
                 TOTAL WARRANTS (COST $492,791)                                        1,801,555
                                                                                   -------------
                 INVESTMENTS IN SECURITIES (COST $249,384,110)                       255,423,664
                                                                                   -------------
                 COMMON STOCK SOLD, NOT YET PURCHASED ((1.14)%)
                 ----------------------------------------------
                 AIRLINES ((0.11)%)
      26,000     Northwest Airlines Corp. (b)                                           (313,560)
                                                                                   -------------
                 CRUISE LINES ((0.49)%)
      71,700     Royal Caribbean Cruises, Ltd. (b)                                    (1,398,150)
                                                                                   -------------
                 ELECTRONIC CONNECTORS ((0.52)%)
      78,600     Thomas & Betts Corp. (b)                                          $  (1,461,960)
                                                                                   -------------
                 THEATERS ((0.02)%)
     154,200     GC Companies, Inc. (b)                                                  (38,550)
                                                                                   -------------
                 TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS                 (3,212,220)
                 $(2,779,035))                                                     -------------

     The preceding notes are an integral part of these financial statements.

                                                                      UBS PW WILLOW FUND, L.L.C.
                                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                     (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                    JUNE 30, 2002

 SHARES                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------
                 BONDS SOLD, NOT YET PURCHASED ((4.59)%)
                 ---------------------------------------
                 AUTOMOBILES - MEDIUM & HEAVY DUTY TRUCKS ((1.02)%)
   3,000,000     Navistar International Sr. Sub. Notes,  8.00%, 02/01/08
                 (Callable 02/01/03 @ $104.00) *, (b)                                 (2,889,990)
                                                                                   -------------
                 CRUISE LINES ((1.50)%)
   4,000,000     Royal Caribbean Cruises,  0.00%, 02/02/21 (Callable 02/02/05 @
                 $46.27) (b)                                                          (1,366,680)
   3,000,000     Royal Caribbean Cruises Sr. Notes, 8.75%, 02/02/11 (b)               (2,865,000)
                                                                                   -------------
                                                                                      (4,231,680)
                                                                                   -------------
                 FINANCE - LEASING ((1.03)%)
   3,000,000     Williams Scotsman, Inc.,  9.875%, 06/01/07 (Callable 08/19/02 @
                 $104.94) *, (b)                                                      (2,904,990)
                                                                                   -------------
                 MISCELLANEOUS MANUFACTURER ((1.04)%)
   3,000,000     Lousiana Pacific Corp. Sr. Notes,  8.50%, 08/15/05 (b)               (2,945,010)
                                                                                   -------------
                 TOTAL BONDS SOLD, NOT YET PURCHASED (PROCEEDS $(12,774,250))        (12,971,670)
                                                                                   -------------
                 TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS                  (16,183,890)
                 $(15,553,285))                                                    -------------

       TOTAL INVESTMENTS --  84.55% (Cost $233,830,825)                              239,239,774
                                                                                   -------------
       OTHER ASSETS IN EXCESS OF LIABILITIES -- 15.45%                                43,724,368
                                                                                   -------------
       TOTAL NET ASSETS -- 100.00%                                                 $ 282,964,142
                                                                                   =============


* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $76,483,897 and ($5,794,980), respectively, which represented 27.03% and (2.05%), respectively, of net assets at June 30, 2002.
     ** Variable rate security. The rate shown is that in effect at June 30, 2002.
     (a) Security is in default.
     (b) Non-income producing security

     The preceding notes are an integral part of these financial statements.

                                                                                                          UBS PW WILLOW FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       JUNE 30, 2002

------------------------------------------------------------------------------------------------------------------------------------

                              CREDIT SWAPS

                                                                                              UNREALIZED     UNREALIZED     % OF NET
                                                                                              ----------     ----------     --------
SECURITY NAME                              INTEREST RATE  MATURITY DATES         PAR             GAIN           LOSS         ASSETS
-------------                              -------------  --------------         ---             ----           ----        --------
Alcatel S.A.                                   2.95%         09/13/06          5,000,000    $   853,311     $        -        0.30%
AMR Corp.                                      1.74%         04/19/06          5,000,000        420,857              -        0.15%
Black & Decker Corp.                           0.85%         03/07/06         10,000,000              -       (100,276)      -0.04%
Borgwarner, Inc.                               1.45%         09/24/06          5,000,000              -       (125,034)      -0.04%
Centex Corp.                                   1.18%         06/20/07         10,000,000          8,651                       0.00%
Compaq Computer Corp. (c)                      0.70%         10/11/05          5,000,000         70,530              -        0.02%
Deere & Co.                                    0.50%         11/01/05         10,000,000         18,363              -        0.01%
Eastman Kodak Co.                              1.03%         09/24/06         10,000,000        194,572              -        0.07%
Federated Department Stores, Inc.              0.77%         06/12/06         10,000,000              -         (7,285)       0.00%
Fiat S.p.A.                                    0.78%         12/18/04         10,000,000        929,862              -        0.33%
International Business Machines Corp.          0.55%         02/13/07         10,000,000         72,234                       0.03%
Ingersoll-Rand Co.                             0.65%         12/13/04         10,000,000              8              -        0.00%
Pitney Bowes, Inc.                             0.44%         10/27/05         10,000,000              -        (38,282)      -0.01%
Republic of Korea                              1.33%         09/25/06         10,000,000              -       (324,336)      -0.11%
Rohm & Haas Co.                                0.73%         12/26/04         10,000,000              -       (119,354)      -0.04%
Sherwin-Williams Co.                           0.90%         02/05/07         10,000,000                       (62,085)      -0.02%
The Boeing Co.                                 0.82%         09/24/06         10,000,000              -       (139,360)      -0.05%
The Goodyear Tire & Rubber Co.                 2.95%         10/31/05          5,000,000        173,070              -        0.06%
Toys "R" Us, Inc.                              0.85%         06/12/06         10,000,000        609,130              -        0.21%
TRW, Inc.                                      1.65%         10/23/05          5,000,000              -        (14,800)      -0.01%
Vulcan Materials Co.                           0.50%         09/15/05         10,000,000              -        (45,524)      -0.02%
                                                                                            ---------------------------------------
               Total credit swaps (cost $0)                                                 $ 3,350,588     $ (976,336)       0.84%
                                                                                            ===========     ==========        =====

(c)  Premium payment made at inception of swap.

     The preceding notes are an integral part of these financial statements.
                                                                              18